================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 --------------

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21133

                            Clarion Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                           230 Park Ave. NY, NY 10169
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Dan Heflin

                            Clarion Investment Trust

                           230 Park Ave. NY, NY 10169
                           --------------------------

                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 883-2500

                        Date of fiscal year end: 10/31/03

                        Date of reporting period: 4/30/03

                                 --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

Item 1.  Reports to Stockholders.

Attached.

----------------------------------
CLARION TOTAL RETURN FUND
----------------------------------           -----------------------------------

Officers and Directors

Daniel Heflin
President, Chief Executive Officer                      CLARION TOTAL
and Director                                             RETURN FUND

Fredrick D. Arenstein
Treasurer, Compliance Officer and
Chief Financial Officer

Joanne Vitale
Secretary and Director

Robert Kopchains
Vice President

I. Trevor Rozowsky
Trustee                                      -----------------------------------

Steven N. Fayne
Trustee

----------------------------------

Investment Adviser
     Clarion Capital, LLC
     230 Park Avenue
     New York, NY  10169
----------------------------------

Administrator
     The Bank of New York
     101 Barclay Street
     New York, NY  10286
----------------------------------

Custodian
     The Bank of New York
     100 Church Street
     New York, NY  10286
----------------------------------                    Semi-Annual Report
                                                        April 30, 2003
                                                         (unaudited)

                            CLARION TOTAL RETURN FUND
             c/o Clarion Capital/230 Park Avenue/New York, NY 10169
                                Tel 212-883-2500


June 2003

CLARION TOTAL RETURN FUND

Dear Shareholder,

Enclosed is the Semi-Annual Report for the Clarion Total Return Fund (the "Fund"). This report covers the period from November 1, 2002 through April 30, 2003. As of April 30, 2003, the net asset value of the Fund was $94,433,134, which included investments in 45 real estate debt securities and 1 agency investment, with a net investment value of $92,730,706 and investments in cash equivalents and other assets with a net investment value of $1,702,428.

For the period from inception (July 15, 2002) through April 30, 2003, the Fund generated a net total return of 7.60% compared to a return of 7.44% for the Lehman Brothers Aggregate Index.

From a credit perspective, the average credit rating of the Fund is A+. Since the inception of the Fund, three securities have been upgraded and there have been no downgrades.

The Fund provides a consistent source of cash flow to shareholders. For the period from inception (July 15, 2002) through April 30, 2003, the Fund made monthly distributions to shareholders at an annual rate of 5.29%.

Due to the high current income component and the total return potential of the portfolio, we continue to believe the Clarion Total Return Fund is a very attractive investment opportunity.

If you have any questions regarding the Fund, please call David Drinkwater at 212-883-2568.



Daniel Heflin
President

[GRAPHIC APPEARS HERE]

     Date          cumulative return            Value of $10,000
------------------------------------------------------------------------
                   Fund        LB Agg         Fund           LB Agg

   07/15/02                                     $10,000         $10,000
   07/31/02           0.22%        0.13%        $10,022         $10,013
   08/30/02           2.40%        1.82%        $10,240         $10,182
   09/30/02           4.48%        3.47%        $10,448         $10,347
   10/31/02           4.08%        3.00%        $10,408         $10,300
------------------------------------------------------------------------
------------------------------------------------------------------------
   11/30/02           2.97%        2.97%        $10,297         $10,297
   12/31/02           5.42%        5.10%        $10,542         $10,510
   01/31/03           5.18%        5.19%        $10,518         $10,519
   02/28/03           6.93%        6.65%        $10,693         $10,665
   03/31/03           6.85%        6.56%        $10,685         $10,656
   04/30/03           7.60%        7.44%        $10,760         $10,744
------------------------------------------------------------------------

Performance Information
     The Lehman Brothers Aggregate Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. All securities must be dollar denominated and non-convertible. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

     Unlike the returns of the Fund, the total returns of the Lehman Brothers Aggregate Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                             For the Period from Inception
                                         (July 15, 2002) through April 30, 2003
                                         --------------------------------------
     Clarion Total Return Fund                           7.60%
     Lehman Brothers Aggregate
      Intermediate Index                                 7.44%

     "Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

                                                           Face
                                                          Amount             Value (a)
------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (89.68%)
------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
 2001-EPR Class A 6.500%, 2/12/06 (b)                 $    1,500,000        $  1,632,949
CDC Commercial Mortgage Trust,
 2002-FX1 Class XCL 0.660%, 3/15/15 (b)                   38,184,533(c)        2,027,064
Chase Commercial Mortgage Securities Corp.,
 1996-1 Class D 7.600%, 5/18/06                            2,500,000           2,809,667
Chase Commercial Mortgage Securities Corp.,
 1996-2 Class A2 6.900%, 9/19/06                           1,770,454           1,934,221
Chase Commercial Mortgage Securities Corp.,
 1997-1 Class D 7.370%, 5/19/07                              750,000             840,058
Chase Commercial Mortgage Securities Corp.,
 1997-2 Class C 6.600%, 12/19/07                             120,000             133,542
Chase Commercial Mortgage Securities Corp.,
 1998-1 Class C 6.560%, 5/18/08                            1,000,000           1,124,453
Chase Commercial Mortgage Securities Corp.,
 1998-2 Class E 6.390%, 11/18/08                           3,000,000           3,175,077
Chase Manhattan Bank - First Union National,
 1999-1 Class A2 7.439%, 7/15/09                           3,000,000           3,547,032
Commercial Mortgage Acceptance Corp.,
 1998-C2 Class B 6.106%, 8/15/08                           1,000,000           1,109,844
Commercial Mortgage Acceptance Corp.,
 1999-C1 Class A1 6.790%, 8/15/08                          1,613,506           1,784,185
CS First Boston Mortgage Securities Corp.,
 2002-CP3 Class L 6.000%, 7/15/12 (b)                      4,479,000           2,909,249
DLJ Commercial Mortgage Corp.,
 1999-CG1 Class A1A 6.080%, 7/10/08                        2,140,726           2,313,406
DLJ Mortgage Acceptance Corp.,
 1996-CF2 Class B2 7.830%, 10/12/06 (b)                    2,500,000           2,823,633
DLJ Mortgage Acceptance Corp.,
 1997-CF1 Class A2 7.660%, 4/15/07 (b)                       500,000             566,601
DLJ Mortgage Acceptance Corp.,
 1997-CF1 Class A3 7.760%, 5/15/07 (b)                     2,600,000           2,926,321
GMAC Commercial Mortgage Securities, Inc.,
 1997-C1 Class A3 6.869%, 8/15/07                            625,000             702,637
GMAC Commercial Mortgage Securities, Inc.,
 1997-C1 Class C 6.898%, 9/15/07                           2,000,000           2,251,874
GMAC Commercial Mortgage Securities, Inc.,
 1999-C2 Class A2 6.945%, 5/15/09                          3,000,000           3,471,798
Government National Mortgage Association,
 2002-62 Class Z 5.888%, 1/16/16                           3,104,569           3,022,953
J.P. Morgan Chase Commercial Mortgage
 Securities Corp.,
 2002-C3 Class L 5.056%, 1/12/13 (b)                       3,727,000           2,209,705
LB UBS Commercial Mortgage Trust,
 2000-C5 Class A1 6.410%, 7/15/09                          1,782,658           1,963,639



                        See Notes to Financial Statements
                                        3

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2003 (unaudited)

                                                           Face
                                                          Amount              Value (a)
----------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
----------------------------------------------------------------------------------------
LB UBS Commercial Mortgage Trust,
 2002-C1 Class A2 5.969%, 10/15/08                    $    2,000,000        $  2,201,172
LB UBS Commercial Mortgage Trust,
 2002-C2 Class XCL 0.444%, 5/15/17 (b)                    54,907,041(c)        2,007,511
Merrill Lynch Mortgage Investors, Inc.,
 1996-C1 Class D 7.420%, 3/25/06                           1,750,000           1,922,744
Merrill Lynch Mortgage Investors, Inc.,
 1997-C1 Class A3 7.120%, 4/18/07                            625,000             701,050
Merrill Lynch Mortgage Trust,
 2002-MW1 Class XC 0.200%, 7/12/19 (b)                    42,591,446(c)        1,530,609
Morgan Stanley Capital I,
 1996-WF1 Class C 6.765%, 10/15/06 (b)                     2,300,000           2,556,593
Morgan Stanley Dean Witter Capital I,
 2001-IQA Class A1 4.570%, 7/18/06                         2,187,370           2,279,907
Morgan Stanley Dean Witter Capital I,
 2001-PPM Class A1 5.980%, 9/15/06                         1,384,932           1,475,926
Morgan Stanley Dean Witter Capital I,
 2001-TOP3 Class A1 5.310%, 6/15/06                        1,337,304           1,412,998
Mortgage Capital Funding, Inc.,
 1996-MC1 Class B 7.900%, 2/15/06                          2,750,000           3,104,599
Mortgage Capital Funding, Inc.,
 1996-MC2 Class D 7.257%, 10/20/06                         1,400,000           1,543,993
Mortgage Capital Funding, Inc.,
 1997-MC1 Class C 7.413%, 4/20/07                          2,500,000           2,827,833
Mortgage Capital Funding, Inc.,
 1997-MC2 Class F 7.214%, 11/20/07 (b)                     2,500,000           2,467,773
Mortgage Capital Funding, Inc.,
 1998-MC1 Class K 6.000%, 2/18/08 (b)                      3,600,000           3,202,171
Nationslink Funding Corp.,
 1998-2, Class A1 6.001%, 9/20/07                          2,144,595           2,294,466
PNC Mortgage Acceptance Corp.,
 1999-CM1 Class A1A 7.110%, 7/10/08                        1,536,028           1,709,070
PNC Mortgage Acceptance Corp.,
 2001-C1 Class A1 5.910%, 12/12/09                         1,760,357           1,912,050
Salomon Brothers Mortgage Securities VII,
 2002-KEY2 Class X1 1.341%, 9/18/18 (b)                   26,303,211(c)        1,838,147
TIAA Commercial Real Estate Securitization,
 2001-C1A Class A1 5.770%, 9/19/06 (b)                       361,502             384,082
Wachovia Bank Commercial Mortgage Trust,
 2003-C4, Class L 4.932% 4/15/13 (b)                       3,020,000           2,034,136
----------------------------------------------------------------------------------------
 Total Collateralized Mortgage Obligations
  (Cost $83,585,980)                                                          84,686,738
----------------------------------------------------------------------------------------


                       See Notes to Financial Statements
                                       4

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2003 (unaudited)

                                               Face
                                              Amount          Value (a)
------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES &
 OBLIGATIONS (6.20)%
------------------------------------------------------------------------
United States Treasury Bond
 7.625%, 2/15/25
 (Cost $5,676,406)                          $  4,250,000    $  5,857,694
------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (2.32)%
------------------------------------------------------------------------
Federal National Mortgage Association
 Pool #460667
 6.03%, 6/01/17
 (Cost $5,661,051)                             1,988,793       2,186,274
------------------------------------------------------------------------
TOTAL SECURITIES (98.20%)
 (Cost $91,282,438)                                           92,730,706
------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (1.80%)                       1,702,428
------------------------------------------------------------------------
NET ASSETS (100.00%)                                        $ 94,433,134
========================================================================

(a)  See Note A to Financial Statements.
(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at April 30, 2003 was $31,116,544 or 32.95% of net assets. See Note A5.
(c)  Represents notional amount of interest-only security.


                        See Notes to Financial Statements
                                       5

CLARION TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (unaudited)

---------------------------------------------------------------------------
Assets
   Investments, at Cost                                        $ 91,282,438
                                                               ============
   Investments, at Value                                       $ 92,730,706
   Cash                                                             989,193
   Investments Sold Receivable                                      694,305
   Interest Receivable                                              547,550
   Other Assets                                                       9,893
---------------------------------------------------------------------------
      Total Assets                                               94,971,647
---------------------------------------------------------------------------
Liabilities
   Dividend Payable                                                 452,643
   Accrued Advisory Fee - Note B                                     40,550
   Other Accrued Expenses                                            45,320
---------------------------------------------------------------------------
      Total Liabilities                                             538,513
---------------------------------------------------------------------------
Net Assets                                                     $ 94,433,134
===========================================================================
Net Assets Consist of:
   Paid in Capital                                               93,268,530
   Overdistributed Net Investment Income                           (268,265)
   Accumulated Net Realized Loss                                    (15,399)
   Unrealized Appreciation                                        1,448,268
---------------------------------------------------------------------------
Net Assets                                                     $ 94,433,134
===========================================================================
Net Assets                                                     $ 94,433,134
Shares of Beneficial Interest
   Shares Issued and Outstanding,
    (Unlimited Number Authorized)                                 9,240,236
   Net Asset Value Per Share                                   $      10.22
===========================================================================


                        See Notes to Financial Statements
                                       6

CLARION TOTAL RETURN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (unaudited)

---------------------------------------------------------------------------
Investment Income
   Interest                                                    $  2,283,855
---------------------------------------------------------------------------
Expenses
   Investment Advisory Fees - Note B                           $     98,794
   Administrative Fees - Note C                                      35,755
   Legal Fees                                                        24,101
   Audit Fees                                                        11,760
   Transfer Agent Fees - Note D                                       7,842
   Insurance                                                          5,165
   Custodian Fees - Note C                                            5,046
   Trustees' Fees                                                     3,505
   Other                                                              2,620
---------------------------------------------------------------------------
      Total Expenses                                                194,588
   Waiver of Investment Advisory Fees -  Note B                      (2,447)
---------------------------------------------------------------------------
      Net Expenses                                                  192,141
---------------------------------------------------------------------------
Net Investment Income                                             2,091,714
---------------------------------------------------------------------------
Net Realized Loss on Investments                                    (15,399)
Net Change in Unrealized Appreciation on
 Investments                                                        499,704
---------------------------------------------------------------------------
Net Gain on Investments                                             484,305
---------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations           $  2,576,019
===========================================================================


                        See Notes to Financial Statements
                                       7

CLARION TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 For the Period
                                                 Six Months      July 15, 2002*
                                                   Ended            through
                                               April 30, 2003      October 31,
                                                (unaudited)           2002
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from
 Operations:
   Net Investment Income                       $    2,091,714    $      887,070
   Net Realized Gain (Loss)                           (15,399)          461,435
   Net Change in Unrealized Appreciation              499,704           948,564
-------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting
       from Operations                              2,576,019         2,297,069
-------------------------------------------------------------------------------
Distributions:
   Net Investment Income                           (2,359,979)         (999,241)
   Capital Gains                                     (349,264)               --
-------------------------------------------------------------------------------
      Total Distributions                          (2,709,243)         (999,241)
-------------------------------------------------------------------------------
Transactions in Shares of Beneficial
 Interest:(1)
Issued - Regular                                   20,000,250        70,012,440
       - In Lieu of Cash Distributions              2,256,599           999,241
Redeemed                                                   --                --
-------------------------------------------------------------------------------
      Net Increase from Transactions in
       Shares of Beneficial Interest               22,256,849        71,011,681
-------------------------------------------------------------------------------
      Total Increase                               22,123,625        72,309,509
Net Assets:
      Beginning of Period                          72,309,509                --
-------------------------------------------------------------------------------
      End of Period                            $   94,433,134    $   72,309,509
===============================================================================
(1) Shares Issued and Redeemed:
Shares Issued - Regular                             1,950,901         6,969,854
              - In Lieu of Cash Distributions         221,826            97,655
Shares Redeemed                                                              --
-------------------------------------------------------------------------------
                                                    2,172,727         7,067,509
===============================================================================

*Commencement of investment operations.


                       See Notes to Financial Statements
                                       8

CLARION TOTAL RETURN FUND
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2003 (unaudited)

------------------------------------------------------------------------------
Cash Flows from Operating Activities:
   Net Increase in Net Assets from Operations                   $    2,576,019
   Adjustments to Reconcile Net Increase in Net Assets from
    Operations to Net Cash Used in Operating Activities:
      Purchase of Securities                                       (38,838,695)
      Proceeds from Sale of Securities                              15,221,260
      Net Proceeds from Paydowns/Payups                              1,232,634
      Adjustment to Cost of Interest Only Securities                   125,443
      Increase in Interest Receivable                                  (31,679)
      Increase in Accrued Expenses                                       5,311
      Increase in Accrued Advisory Fee                                  39,715
      Increase in Other Assets                                          (8,381)
      Net Amortization of  Premium & Accretion of Discount             268,265
      Unrealized Appreciation on Investments                          (499,704)
      Net Realized Loss on Investments                                  15,399
------------------------------------------------------------------------------
         Net Cash Used in Operating Activities                     (19,894,413)
------------------------------------------------------------------------------
Cash Flows Provided by Financing Activities: **
   Cash Subscriptions Received                                      20,000,250
------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                  20,000,250
------------------------------------------------------------------------------
Net Increase in Cash                                                   105,837
Cash at Beginning of Period                                            883,356
------------------------------------------------------------------------------
Cash at End of Period                                           $      989,193
==============================================================================

* Non-cash financing activities not included herein consist of reinvestment of dividends of $2,256,599.


                        See Notes to Financial Statements
                                       9

CLARION TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding Throughout the Period

                                               Six Months         For the
                                                 Ended            Period
                                                April 30,          Ended
                                                  2003           October 31,
                                              (unaudited)          2002(1)
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      10.23      $      10.00
----------------------------------------------------------------------------
Income From Investment Operations
   Net Investment Income                              0.27              0.16
   Net Realized and Unrealized Gain                   0.07              0.25
----------------------------------------------------------------------------
      Total from Investment Operations                0.34              0.41
----------------------------------------------------------------------------
Distributions
   Net Investment Income                             (0.30)            (0.18)
   Capital Gains                                     (0.05)               --
----------------------------------------------------------------------------
      Total Distributions                            (0.35)            (0.18)
----------------------------------------------------------------------------
Net Asset Value, End of Period                $      10.22      $      10.23
----------------------------------------------------------------------------
Total Investment Return
   Net Asset Value (2)(3)                             3.39%(5)          4.08%(5)
----------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)         $     94,433      $     72,310
Ratio of Net Expenses to Average Net Assets,
 After Fee Waiver                                     0.49%(4)          0.50%(4)
Ratio of Net Expenses to Average Net Assets,
 Before Fee Waiver                                    0.49%(4)          0.55%(4)
Ratio of Net Investment Income to Average
 Net Assets                                           5.29%(4)          5.15%(4)
Portfolio Turnover Rate                                 22%               30%
----------------------------------------------------------------------------

(1) Commencement of investment operations was July 15, 2002.
(2) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
(3) Total investment return would have been lower had certain fees not been waived during period.
(4) Annualized.
(5) Not annualized.


                     See Notes to Financial Statements
                                       10

                            CLARION TOTAL RETURN FUND
                          NOTES TO FINANCIAL STATEMENTS

Clarion Total Return Fund (the "Fund") was formed on June 27, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund is a series of Clarion Investment Trust, a business trust organized under the laws of Delaware. The investment objective of the Fund is to outperform the Lehman Brothers aggregate index by investing primarily in commercial mortgage-backed securities.

The Fund's shares of beneficial interest are not registered under the Securities Act of 1933.

A. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. Security Valuation: Fixed income securities' valuations are based on information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Trustees. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

     2. Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     4. Distributions to Shareholders: The Fund will distribute substantially all of its net investment income monthly. Any net realized capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund.

                            CLARION TOTAL RETURN FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

     5. Restricted Securities: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

     6. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis and adjusted for amortization of premium and accretion of discount.

B. Advisory Services: Clarion Capital, LLC (the "Adviser") is the investment adviser of the Fund. The Advisory agreement provides that the Fund shall pay a fee to the Adviser quarterly for its services at the annual rate of 0.25% of the Fund's average daily net assets. To limit the expenses of the Fund during its early years of operation, the Adviser has contractually agreed to a fee cap and expense reimbursement, which the Adviser may recover in later years. To the extent the Fund's expenses exceed 0.50% of its average net assets, calculated on an annualized basis, the Adviser has agreed to waive its advisory fees and, if necessary, reimburse the Fund for any such excess. However, the Adviser may recover any fees waived or expenses reimbursed in the three years previous to such recovery, if such recovery does not cause the Fund to exceed such limitation. This arrangement will continue until September 30, 2005 unless extended by the Adviser. The Fund will pay no interest, carrying or finance charge with respect to any reimbursed expenses that are subsequently recovered by the Adviser. Investment advisory fee of $2,447 was waived by the Adviser for the period ended April 30, 2003. Such amount may be recovered by the Adviser no later than September 30, 2005.

C. Administration and Custodian Services: The Bank of New York serves as the Fund's Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

D. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

E. Purchases and Sales: For the six months ended April 30, 2003 the Fund made purchases of $32,603,343 and sales of $10,922,613 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $6,339,922 and sales of $6,330,156 long-term U.S. Government securities during the period.

F. Income Taxes: At April 30, 2003, the components of net assets on a tax basis were as follows:

   Cost for income tax purposes          $  91,282,438
                                         =============
   Gross unrealized appreciation         $   1,646,237
   Gross unrealized depreciation              (197,969)
                                         -------------
   Net unrealized appreciation           $   1,448,268
                                         =============

G. Other: At April 30, 2003, 99.98 % of total shares outstanding were held by one record shareholder.

Item 2.  Code of Ethics.

Not applicable at this time.

Item 3.  Audit Committee Financial Expert.

Not applicable at this time.

Item 4.  Principal Accountant Fees and Services.

Not applicable at this time.

Item 5.  Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Clarion Investment Trust
            ------------------------------------


By:        /s/  Dan Heflin
   --------------------------------
        Dan Heflin, President


Date:         July 7, 2003
     ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/  Dan Heflin
   --------------------------------
        Dan Heflin, President


Date:        July 7, 2003
     ------------------------------


By:       /s/  Fred Arenstein
   --------------------------------
       Fred Arenstein, Treasurer

Date:        July 7, 2003
     ------------------------------